TRANSACTIONS WITH RELATED PARTIES (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	S/ 32,862,001	S/ 27,819,106
Mutual funds - U.S. dollars [Member]
Disclosure of financial assets [line items]
Financial assets	40,588	38,436
Mutual funds - Bolivianos [Member]
Disclosure of financial assets [line items]
Financial assets	77,804	88,838
Mutual funds - Chilean pesos [Member]
Disclosure of financial assets [line items]
Financial assets	14,267	13,501
Mutual funds - Soles [Member]
Disclosure of financial assets [line items]
Financial assets	125,056	2,741
Mutual funds - Colombian pesos [Member]
Disclosure of financial assets [line items]
Financial assets	21,525	1,747
Restricted mutual funds [Member]
Disclosure of financial assets [line items]
Financial assets	S/ 416,696	S/ 368,418